UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10415
                                                     ---------

                     Lazard Alternative Strategies Fund, LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              30 Rockefeller Plaza
                               New York, NY 10112
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Brian Simon
                              30 Rockefeller Plaza
                               New York, NY 10112
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-632-1584
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2007
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                         PERCENTAGE
                                                                                             OF
                                                                                          MEMBERS'
                                                                   COST                   CAPITAL             FAIR VALUE *
                                                                -----------              ----------           ------------
INVESTMENTS IN PORTFOLIO FUNDS (87.72%) #

EVENT DRIVEN (15.55%)
Farallon Capital Partners, L.P.                                 $        --                 3.05%              $ 4,031,339
Litespeed Partners, L.P.                                          2,400,000                 3.19%                4,211,501
Pacificor Fund II, L.P.                                           4,000,000                 2.87%                3,787,734
Paulson Advantage, L.P.                                           2,500,000                 4.64%                6,130,019
Spinnaker Global Strategic Fund, LTD                                496,852                 1.80%                2,377,999
                                                                -----------                                    -----------
                                                                  9,396,852                                     20,538,592
                                                                -----------                                    -----------

LONG/SHORT (24.81%)
Alpha Pacific Qualified Partners, L.P.                            4,300,000                 3.42%                4,519,293
Arience Capital Partners I, L.P.                                  3,650,000                 5.12%                6,762,868
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.           4,100,000                 3.60%                4,751,063
Concentric European Fund, LLC                                     4,100,000                 2.91%                3,845,669
Defiance Asset Management Fund, L.P.                              4,700,000                 3.70%                4,889,538
Jetstream Global Fund, L.P.                                       2,200,000                 6.06%                7,999,963
                                                                -----------                                    -----------
                                                                 23,050,000                                     32,768,394
                                                                -----------                                    -----------

RELATIVE VALUE (27.23%)
Brownstone Partners Catalyst Fund, LLC                            5,100,000                 4.23%                5,583,782
CRC Global Structured Credit Fund, LTD                            4,500,000                 5.56%                7,343,957
QFR Victoria Fund, Ltd                                            4,250,000                 4.18%                5,522,178
Ionic Capital LLC                                                 5,500,000                 4.38%                5,779,667
MKM Longboat Multi-Strategy Fund, L.P.                            3,750,000                 3.28%                4,338,311
Raven Credit Opportunities Fund, L.P.                             4,000,000                 3.10%                4,091,709
West Side Partners, L.P.                                          3,279,645                 2.50%                3,303,092
                                                                -----------                                    -----------
                                                                 30,379,645                                     35,962,696
                                                                -----------                                    -----------

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                                                                         PERCENTAGE
                                                                                             OF
                                                                                          MEMBERS'
                                                                   COST                   CAPITAL             FAIR VALUE *
                                                                -----------              ----------           ------------
INVESTMENTS IN PORTFOLIO FUNDS (87.72%) # (CONCLUDED)

TACTICAL TRADING (20.13%)
Alternative Treasury Strategy, LLC                              $ 1,219,327                 1.17%             $  1,549,192
Bear Stearns Structured Risk Partners Fund, L.P.                  4,000,000                 2.57%                3,392,282
Blue Mountain Equity Alternatives Fund L.P.                       4,500,000                 3.65%                4,817,655
Diamondback Partners, L.P.                                        5,000,000                 5.23%                6,912,219
The Blenheim Fund, L.P.                                           3,800,000                 3.69%                4,877,529
Third Wave Global Macro, L.P.                                     3,800,000                 3.82%                5,048,653
                                                                -----------                                   ------------
                                                                 22,319,327                                     26,597,530
                                                                -----------                                   ------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS                            $85,145,824                                    115,867,212
                                                                ===========

INVESTMENT IN MONEY MARKET FUNDS (0.36%)                                                                           477,551

OTHER ASSETS, LESS LIABILITIES (11.92%)                                                                         15,747,175
                                                                                                              ------------
MEMBERS' CAPITAL - NET ASSETS (100.00%)                                                                       $132,091,938
                                                                                                              ============

# Non-income producing securities.
* All positions are fair valued.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lazard Alternative Strategies Fund, LLC
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By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date     February 13, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date     February 13, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jagatnarine Churaman
                         -------------------------------------------------------
                           Jagatnarine Churaman, Chief Financial Officer (principal financial officer)

Date     February 13, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.